Personnel expenses (Detail) - USD ($) $ in Millions	3 Months Ended			6 Months Ended
	Jun. 30, 2024	Mar. 31, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Personnel Expenses [Line Items]
Salaries and variable compensation	$ 6,058	$ 5,863	$ 4,804	$ 11,922	$ 8,689
of which: variable compensation - financial advisors	1,291	1,267	1,110	2,558	2,222
Contractors	82	86	77	168	147
Social security	419	409	294	828	572
Post-employment benefit plans	309	367	261	676	497
Other personnel expenses	251	225	215	476	366
Total personnel expenses	$ 7,119	$ 6,949	$ 5,651	$ 14,068	$ 10,271